INSURANCE CONTRACTS - Movement in Loss Reserves (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Insurance Contracts [Abstract]
Loss reserves, beginning of year	$ 105	$ 0
Acquisitions through business combinations	0	104
Claims paid during the year	(50)	(5)
Losses on claims related to the current year	85	5
Favorable development on losses on claims related to prior years	0	0
Foreign currency translation	4	1
Loss reserves, end of year	$ 144	$ 105